Note 4 - Allowance for Credit Losses - Modified Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Modified loans, amount	$ 1,685	$ 150
Modified loans, percentage	0.40%	0.00%
Principal Forgiveness [Member]
Modified loans, amount	$ 0	$ 0
Payment Deferral [Member]
Modified loans, amount	0	0
Extended Maturity [Member]
Modified loans, amount	267	126
Contractual Interest Rate Reduction [Member]
Modified loans, amount	0	24
Extended Maturity and Payment Deferall [Member]
Modified loans, amount	1,418	0
Commercial Portfolio Segment [Member]
Modified loans, amount	$ 963	$ 0
Modified loans, percentage	1.10%	0.00%
Commercial Portfolio Segment [Member] | Principal Forgiveness [Member]
Modified loans, amount	$ 0	$ 0
Commercial Portfolio Segment [Member] | Payment Deferral [Member]
Modified loans, amount	0	0
Commercial Portfolio Segment [Member] | Extended Maturity [Member]
Modified loans, amount	97	0
Commercial Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Modified loans, amount	0	0
Commercial Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member]
Modified loans, amount	866	0
Commercial Real Estate Portfolio Segment [Member]
Modified loans, amount	$ 290	$ 126
Modified loans, percentage	0.10%	0.10%
Commercial Real Estate Portfolio Segment [Member] | Principal Forgiveness [Member]
Modified loans, amount	$ 0	$ 0
Commercial Real Estate Portfolio Segment [Member] | Payment Deferral [Member]
Modified loans, amount	0	0
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member]
Modified loans, amount	0	126
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Modified loans, amount	0	0
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member]
Modified loans, amount	290	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Modified loans, amount	$ 432	$ 0
Modified loans, percentage	0.40%	0.00%
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Modified loans, amount	$ 0	$ 0
Modified loans, percentage	0.00%	0.00%
Residential Portfolio Segment [Member] | Principal Forgiveness [Member] | Real Estate Loan [Member]
Modified loans, amount	$ 0	$ 0
Residential Portfolio Segment [Member] | Principal Forgiveness [Member] | Home Equity Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Payment Deferral [Member] | Real Estate Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Payment Deferral [Member] | Home Equity Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Extended Maturity [Member] | Real Estate Loan [Member]
Modified loans, amount	170	0
Residential Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Real Estate Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Home Equity Loan [Member]
Modified loans, amount	0	0
Residential Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Real Estate Loan [Member]
Modified loans, amount	262	0
Residential Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Home Equity Loan [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Modified loans, amount	$ 0	$ 0
Modified loans, percentage	0.00%	0.00%
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Modified loans, amount	$ 0	$ 24
Modified loans, percentage	0.00%	1.30%
Consumer Portfolio Segment [Member] | Principal Forgiveness [Member] | Automobile Loan [Member]
Modified loans, amount	$ 0	$ 0
Consumer Portfolio Segment [Member] | Principal Forgiveness [Member] | Consumer, Other [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Payment Deferral [Member] | Automobile Loan [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Payment Deferral [Member] | Consumer, Other [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Automobile Loan [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Consumer, Other [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Automobile Loan [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Consumer, Other [Member]
Modified loans, amount	0	24
Consumer Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Automobile Loan [Member]
Modified loans, amount	0	0
Consumer Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Consumer, Other [Member]
Modified loans, amount	$ 0	$ 0